Property, Plant and Equipment	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Property, Plant and Equipment
10.	PROPERTY, PLANT AND EQUIPMENT
The Company’s property, plant and equipment were as follows, as at:

	January 31, 2023			January 31, 2022
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Tooling	$1,127.4	$700.4	$427.0	$1,023.6	$663.6	$360.0
Equipment	1,278.3	606.3	672.0	1,029.8	516.5	513.3
Building	755.5	210.8	544.7	604.6	185.9	418.7
Land	166.7	—	166.7	149.9	—	149.9
Total	$3,327.9	$1,517.5	$1,810.4	$2,807.9	$1,366.0	$1,441.9
As at January 31, 2023 and 2022, assets under development amounted to $199.7 million and $140.9 million respectively and were included in the cost of property, plant and equipment.
The following table explains the changes in property, plant and equipment during the year ended January 31, 2023:

	Carrying amount as at January 31, 2022	Additions [a]	Business combinations (Note 5)	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2023
Tooling	$360.0	$165.6	$—	$(0.1)	$(101.9)	$3.4	$427.0
Equipment	513.3	260.0	10.8	(0.6)	(115.1)	3.6	672.0
Building	418.7	152.5	—	(0.1)	(29.7)	3.3	544.7
Land	149.9	8.8	—	(0.1)	—	8.1	166.7
Total	$1,441.9	$586.9	$10.8	$(0.9)	$(246.7)	$18.4	$1,810.4
[a
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Government assistance of $14.1 million has been recorded against the additions.
The following table explains the changes in property, plant and equipment during the year ended January 31, 2022:

	Carrying amount as at January 31, 2021	Additions [a]	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2022
Tooling	$292.5	$172.5	$(0.1)	$(95.8)	$(9.1)	$360.0
Equipment	425.0	195.7	(1.1)	(92.8)	(13.5)	513.3
Building	254.6	197.3	(0.3)	(22.0)	(10.9)	418.7
Land	92.2	60.4	—	—	(2.7)	149.9
Total	$1,064.3	$625.9	$(1.5)	$(210.6)	$(36.2)	$1,441.9
[a
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Government assistance of $3.0 million has been recorded against the additions.